AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

Portfolio of Investments

July 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.1%
Long-Term Municipal Bonds – 96.9%
Alabama – 2.2%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group (The)) Series 2015 5.00%, 06/01/2028	$3,905	$4,588,258
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016A 5.00%, 02/01/2025	2,110	2,471,527
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Obligated Group) Series 2016A 5.00%, 12/01/2031	11,235	11,786,751
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	1,810	1,985,226

		20,831,762

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
6.50%, 09/01/2028(a)	295	360,980
7.125%, 09/01/2038(a)	280	356,899
Series 2015A 6.625%, 09/01/2035	1,335	1,564,713

		2,282,592

Arizona – 2.4%
Arizona State University (Arizona State University COP) Series 2013A 5.00%, 09/01/2021-09/01/2022	7,260	7,784,607
City of Phoenix Civic Improvement Corp. Series 2011 5.00%, 07/01/2026	3,330	3,471,225
Salt River Project Agricultural Improvement & Power District Series 2011A 5.00%, 12/01/2024	3,140	3,339,579
State of Arizona Lottery Revenue 5.00%, 07/01/2028(b)	5,000	6,576,800
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(a)	1,200	1,196,076

		22,368,287

	Principal Amount (000)	U.S. $ Value

California – 0.7%
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) 7.50%, 12/01/2040(a)	$250	$242,375
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	1,580	1,601,899
State of California Series 2014 5.00%, 08/01/2022-05/01/2025	4,250	4,905,740

		6,750,014

Colorado – 5.6%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)	1,510	1,572,136
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A 5.00%, 11/15/2023	375	379,710
Series 2012A 5.00%, 11/15/2024-11/15/2025(b)	13,395	14,627,370
Series 2018A 5.00%, 12/01/2028-12/01/2029	16,555	21,327,050
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2032-08/01/2033	2,860	3,610,445
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019A 5.00%, 11/01/2033	1,525	1,958,542
Denver City & County School District No. 1 Series 2014B 5.00%, 12/01/2023	4,730	5,480,509
Denver Urban Renewal Authority (Stapleton Development Corp.) Series 2013A 5.00%, 12/01/2022	1,640	1,769,215
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2020(a)	1,310	1,320,166
Regional Transportation District (Denver Transit Partners LLC) Series 2010 5.25%, 07/15/2024	440	440,502
Vauxmont Metropolitan District AGM 5.00%, 12/15/2024	260	303,922

		52,789,567

Connecticut – 3.4%
City of New Haven CT Series 2018A 5.50%, 08/01/2035	1,920	2,306,035

	Principal Amount (000)	U.S. $ Value
State of Connecticut Series 2013A 5.00%, 10/15/2024	$5,035	$5,753,243
Series 2014A 5.00%, 03/01/2028	2,230	2,559,527
Series 2014F 5.00%, 11/15/2026	1,275	1,505,138
Series 2015B 5.00%, 06/15/2025-06/15/2028	7,170	8,646,360
Series 2016A 5.00%, 03/15/2032	2,160	2,605,975
Series 2018B 5.00%, 04/15/2028	1,440	1,863,806
State of Connecticut Clean Water Fund - State Revolving Fund Series 2013A 5.00%, 03/01/2024	4,360	4,899,768
State of Connecticut Special Tax Revenue 5.00%, 05/01/2035	1,960	2,553,978

		32,693,830

District of Columbia – 1.1%
Metropolitan Washington Airports Authority Series 2018A 5.00%, 10/01/2025(b)	5,500	6,645,650
5.00%, 10/01/2026	3,065	3,793,213

		10,438,863

Florida – 9.6%
Capital Trust Agency, Inc. (Franklin Academy - Cooper City Campus) 4.00%, 12/15/2025(a)	300	315,969
Central Florida Expressway Authority Series 2019B 5.00%, 07/01/2032	6,000	7,900,380
5.00%, 07/01/2034(b)	7,255	9,470,895
Citizens Property Insurance, Inc. Series 2012A 5.00%, 06/01/2022	7,315	7,924,778
City of Jacksonville FL (City of Jacksonville FL Sales Tax) Series 2011 5.00%, 10/01/2020	1,720	1,732,195
City of Jacksonville FL (City of Jacksonville FL Transit Sales Tax) Series 2012A 5.00%, 10/01/2023(b)	6,140	6,709,424
5.00%, 10/01/2026	4,050	4,407,331
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2025	4,500	5,357,025
City of Tampa FL Water & Wastewater System Revenue Series 2011 5.00%, 10/01/2026 (Pre-refunded/ETM)	1,565	1,652,812

	Principal Amount (000)	U.S. $ Value
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015A 5.00%, 06/01/2023-06/01/2027	$18,500	$21,345,008
County of Miami-Dade FL (County of Miami-Dade FL Spl Tax) Series 2012A 5.00%, 10/01/2023	1,500	1,645,365
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2030-10/01/2034	595	428,027
Florida Development Finance Corp. 0.55%, 01/01/2049 (Pre-refunded/ETM)	6,455	6,456,807
Florida Municipal Power Agency Series 2011B 5.00%, 10/01/2023	2,890	3,038,228
Series 2015B 5.00%, 10/01/2023	1,500	1,704,600
Greater Orlando Aviation Authority Series 2017A 5.00%, 10/01/2033	4,000	4,875,520
JEA Water & Sewer System Revenue NATL Series 2006B 3.467% (CPI + 0.98%), 10/01/2020(c)	2,695	2,697,614
Martin County Industrial Development Authority (Indiantown Cogeneration LP) Series 2013 4.20%, 12/15/2025(a)	1,900	1,901,045
Mid-Bay Bridge Authority Series 2015A 5.00%, 10/01/2028	1,000	1,148,450

		90,711,473

Georgia – 3.4%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2034-07/01/2035	9,555	11,233,995
Cherokee County Board of Education Series 2014B 5.00%, 08/01/2020	1,000	1,000,000
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) 5.00%, 04/01/2025(d)	1,650	1,922,233
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018A 4.00%, 04/01/2048	9,370	10,254,153
Series 2018C 4.00%, 08/01/2048	6,850	7,542,261

		31,952,642

Guam – 0.5%
Territory of Guam 5.00%, 11/15/2031	165	174,895
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015D 5.00%, 11/15/2023-11/15/2031	3,970	4,420,108

		4,595,003

	Principal Amount (000)	U.S. $ Value

Illinois – 7.3%
Chicago Board of Education Series 2010 6.319%, 11/01/2029	$2,050	$2,135,772
Series 2018A 5.00%, 12/01/2027	1,200	1,348,656
Series 2019A 5.00%, 12/01/2029-12/01/2030	525	596,576
Series 2019B 5.00%, 12/01/2030-12/01/2033	500	564,692
Chicago Housing Authority Series 2018A 5.00%, 01/01/2034-01/01/2038	3,500	4,282,830
5.00%, 01/01/2037(b)	5,260	6,398,737
Chicago O’Hare International Airport Series 2015B 5.00%, 01/01/2029	5,000	5,810,000
Series 2016C 5.00%, 01/01/2033	5,000	5,876,100
Series 2017B 5.00%, 01/01/2035	1,475	1,760,899
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge) Series 2013 5.25%, 01/01/2023	2,500	2,683,500
5.50%, 01/01/2025	2,250	2,417,850
Illinois Finance Authority (Ascension Health Credit Group) Series 2016C 5.00%, 02/15/2024	1,630	1,874,093
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2022-09/01/2034	800	912,532
State of Illinois Series 2013 5.00%, 07/01/2023	1,670	1,800,193
Series 2014 5.00%, 05/01/2030	4,180	4,521,339
Series 2017B 5.00%, 12/01/2024	5,050	5,604,591
Series 2017D 5.00%, 11/01/2021-11/01/2027	14,515	15,825,398
Series 2018A 5.00%, 10/01/2023	2,785	3,018,355
Series 2018B 5.00%, 10/01/2023	1,730	1,874,957

		69,307,070

Indiana – 0.5%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	2,380	2,209,973
Indiana Municipal Power Agency Series 2011A 5.00%, 01/01/2023 (Pre-refunded/ETM)	2,105	2,195,852

		4,405,825

	Principal Amount (000)	U.S. $ Value

Iowa – 0.2%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/2050	$2,250	$2,365,628

Kentucky – 5.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2026-02/01/2031	650	774,197
Kentucky Municipal Power Agency NATL Series 2015A 5.00%, 09/01/2022-09/01/2023	4,875	5,393,921
Kentucky Public Energy Authority (BP PLC) Series 2020A 4.00%, 12/01/2050	7,260	8,346,967
Kentucky Public Energy Authority (Morgan Stanley) Series 2018C 2.589% (CPI + 1.05%), 12/01/2049(c)	20,000	20,308,400
Series 2019C 4.00%, 02/01/2050	9,015	10,670,965
Kentucky Turnpike Authority Series 2012A 5.00%, 07/01/2025 (Pre-refunded/ETM)	2,275	2,482,434

		47,976,884

Louisiana – 1.4%
Jefferson Sales Tax District AGM Series 2017B 5.00%, 12/01/2034	1,800	2,204,550
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(a)	340	373,429
6.10%, 06/01/2038-12/01/2040(a)	845	1,002,305
State of Louisiana Gasoline & Fuels Tax Revenue Series 2012A 5.00%, 05/01/2027(b)	6,225	6,731,715
5.00%, 05/01/2027 (Pre-refunded/ETM)	2,860	3,098,553

		13,410,552

Maryland – 1.5%
County of Montgomery MD Series 2019A 5.00%, 11/01/2026(b)	5,925	7,600,175
State of Maryland Series 2017B 5.00%, 08/01/2024(b)	5,790	6,902,143

		14,502,318

	Principal Amount (000)	U.S. $ Value

Massachusetts – 2.6%
Commonwealth of Massachusetts Series 2020B 5.00%, 07/01/2024	$7,380	$8,762,938
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF) Series 2006 3.88% (CPI + 0.99%), 08/01/2022(c)	3,240	3,295,080
3.90% (CPI + 0.99%), 08/01/2023(c)	2,275	2,327,780
Massachusetts Development Finance Agency (Broad Institute, Inc. (The)) Series 2017 5.00%, 04/01/2028	1,655	2,154,628
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012A 5.00%, 08/15/2023	2,475	2,715,447
Metropolitan Boston Transit Parking Corp. Series 2011 5.00%, 07/01/2022-07/01/2025	5,025	5,217,003

		24,472,876

Michigan – 3.6%
City of Detroit MI 5.00%, 04/01/2035-04/01/2036	1,055	1,096,776
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2012A 5.00%, 07/01/2021	3,750	3,909,413
Michigan Finance Authority (City of Detroit MI) Series 2016C 5.00%, 04/01/2026-04/01/2027	2,735	3,397,409
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014D2 5.00%, 07/01/2024	10,545	12,462,186
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2031	1,785	2,160,921
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2028-06/30/2029	9,090	10,884,394

		33,911,099

Minnesota – 0.0%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) NATL 0.105%, 08/01/2028(e)	75	75,000

	Principal Amount (000)	U.S. $ Value

Mississippi – 0.2%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016A 5.00%, 09/01/2036	$1,500	$1,739,025

Missouri – 0.2%
Howard Bend Levee District XLCA 5.75%, 03/01/2025-03/01/2027	255	287,890
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016A 5.00%, 08/15/2036	1,675	1,721,448

		2,009,338

Montana – 0.4%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2031-02/15/2033	3,275	3,977,738

Nebraska – 1.8%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	15,000	16,994,850

Nevada – 0.0%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.50%, 06/15/2024(a)	465	460,759

New Hampshire – 0.2%
New Hampshire Business Finance Authority (Emerald Renewable Diesel LLC) 2.00%, 06/01/2049(a)	2,000	2,001,360

New Jersey – 8.0%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014P 5.00%, 06/15/2029	1,150	1,267,139
Series 2017B 5.00%, 11/01/2020	1,000	1,010,080
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2026-10/01/2027	3,810	4,351,391
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	1,365	1,397,746
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,390	5,114,877
Series 2018A 5.00%, 06/15/2028-06/15/2029	21,670	25,262,662

	Principal Amount (000)	U.S. $ Value
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2012A 5.00%, 06/15/2021	$10,000	$10,355,500
Series 2014C 5.25%, 06/15/2032	2,960	3,308,155
New Jersey Turnpike Authority Series 2013A 5.00%, 01/01/2023	200	221,328
5.00%, 01/01/2023 (Pre-refunded/ETM)	1,600	1,785,648
Series 2014A 5.00%, 01/01/2028	4,785	5,525,622
Series 2014C 5.00%, 01/01/2023	1,590	1,759,558
Series 2017A 5.00%, 01/01/2033	7,300	8,828,474
Tobacco Settlement Financing Corp. Series 2018A 5.00%, 06/01/2030	4,750	6,004,047

		76,192,227

New York – 8.2%
City of New York NY Series 2011A 5.00%, 08/01/2023	3,220	3,371,050
5.00%, 08/01/2023 (Pre-refunded/ETM)	1,030	1,079,698
Series 2014J 5.00%, 08/01/2021	6,100	6,391,153
Metropolitan Transportation Authority Series 2012C 5.00%, 11/15/2024 (Pre-refunded/ETM)	4,065	4,513,654
5.00%, 11/15/2025 (Pre-refunded/ETM)	5,000	5,551,850
Series 2012F 5.00%, 11/15/2026	3,635	3,813,660
Series 2013A 5.00%, 11/15/2026 (Pre-refunded/ETM)	2,300	2,609,396
Series 2013E 5.00%, 11/15/2025 (Pre-refunded/ETM)	8,510	9,854,069
New York City Municipal Water Finance Authority Series 2011HH 5.00%, 06/15/2026	3,875	4,035,464
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/2026(b)	6,830	7,537,588
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2011C 5.00%, 03/15/2025	3,000	3,086,400
Series 2014A 5.00%, 02/15/2028(b)	6,565	7,575,485
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2011 5.00%, 06/15/2025	3,000	3,117,810

	Principal Amount (000)	U.S. $ Value
New York Transportation Development Corp. (American Airlines, Inc.) 5.25%, 08/01/2031	$115	$119,810
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027-01/01/2029	9,255	10,250,369
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2046	345	374,680
Triborough Bridge & Tunnel Authority Series 2013B 5.00%, 11/15/2020	4,100	4,152,234

		77,434,370

North Carolina – 0.9%
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2026	6,710	8,077,498

North Dakota – 0.1%
County of Grand Forks ND (Red River Biorefinery LLC) 6.375%, 12/15/2043	1,000	827,430

Ohio – 3.8%
American Municipal Power, Inc. Series 2016A 5.00%, 02/15/2036	5,000	5,918,050
Buckeye Tobacco Settlement Financing Authority 1.85%, 06/01/2029	3,005	3,027,207
Series 2020A 4.00%, 06/01/2039	1,000	1,166,890
City of Chillicothe/OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,385	4,044,432
City of Cleveland OH Airport System Revenue AGM Series 2016B 5.00%, 01/01/2023-01/01/2024	2,585	2,872,832
City of Cleveland OH Income Tax Revenue Series 2017B-1 5.00%, 10/01/2027-10/01/2030	7,585	9,679,545
Series 2017B-2 5.00%, 10/01/2029	1,485	1,923,001
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	5,600	6,325,816
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	235	236,762

	Principal Amount (000)	U.S. $ Value

Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	$420	$423,150
Series 2016B 4.375%, 06/01/2033	825	831,187

		36,448,872

Oklahoma – 0.1%
Oklahoma Development Finance Authority (Gilcrease Expressway West) 1.625%, 07/06/2023	500	498,610

Oregon – 0.9%
Deschutes County Hospital Facilities Authority (St. Charles Health System, Inc.) Series 2016A 4.00%, 01/01/2033	1,000	1,111,550

Tri-County Metropolitan Transportation District of Oregon Series 2011A 5.00%, 10/01/2025 (Pre-refunded/ETM)	4,605	4,860,624
Series 2018A 5.00%, 10/01/2029	1,910	2,473,354

		8,445,528

Pennsylvania – 5.7%
City of Philadelphia PA Series 2017 5.00%, 08/01/2028	12,990	16,430,401
City of Philadelphia PA Water & Wastewater Revenue Series 2017A 5.00%, 10/01/2032-10/01/2033	2,135	2,704,610
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2034	1,500	1,873,665
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025	2,060	2,121,532
Pennsylvania Turnpike Commission
Series 2017B 5.00%, 06/01/2034-06/01/2036	7,580	9,049,891
Series 2017S 5.00%, 12/01/2028-12/01/2029	3,005	3,822,250
Series 2019 5.00%, 12/01/2023	4,250	4,861,830
School District of Philadelphia (The)
Series 2011E 5.25%, 09/01/2022	1,800	1,806,246
Series 2016F 5.00%, 09/01/2034	5,000	6,014,450
State Public School Building Authority
Series 2012 5.00%, 04/01/2023 (Pre-refunded/ETM)	2,400	2,588,544
5.00%, 04/01/2026 (Pre-refunded/ETM)	2,750	2,966,040

		54,239,459

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 0.6%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	$970	$1,056,456
NATL Series 2007V 5.25%, 07/01/2029-07/01/2035	320	326,697

Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	790	864,852
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	2,105	2,312,976
AGM Series 2007C 5.25%, 07/01/2036	100	109,978
NATL Series 2007N 5.25%, 07/01/2032	205	209,108
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	104,669
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	1,144	1,045,570

		6,030,306

South Carolina – 1.4%
Renewable Water Resources Series 2012 5.00%, 01/01/2024 (Pre-refunded/ETM)	1,425	1,522,199
5.00%, 01/01/2024	1,145	1,222,837
South Carolina Public Service Authority Series 2016A 5.00%, 12/01/2034-12/01/2036	2,535	2,997,995
Series 2016B 5.00%, 12/01/2037	5,040	6,008,386
Series 2016C 5.00%, 12/01/2035	930	1,114,186

		12,865,603

Tennessee – 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	1,410	1,341,714
Metropolitan Government of Nashville & Davidson County TN Series 2012 5.00%, 07/01/2023	1,930	2,107,058
5.00%, 07/01/2023 (Pre-refunded/ETM)	455	496,487

		3,945,259

Texas – 6.2%
Birdville Independent School District Series 2015B 5.00%, 02/15/2022	3,825	4,108,509
Central Texas Regional Mobility Authority Series 2015B 5.00%, 01/01/2045	2,085	2,086,689

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	$2,465	$2,533,798
City of Houston TX Combined Utility System Revenue Series 2014C 5.00%, 05/15/2024	1,100	1,296,944
Series 2020C 5.00%, 11/15/2022	4,330	4,804,135
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax) Series 2020B 5.00%, 12/01/2021-12/01/2023(d)	6,425	7,240,486
Harris County-Houston Sports Authority Series 2014A 5.00%, 11/15/2021	4,220	4,309,548
Lewisville Independent School District 5.00%, 08/15/2023-08/15/2024	4,725	5,527,953
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2031	1,000	1,078,340
North Texas Tollway Authority Series 2011D 5.25%, 09/01/2026 (Pre-refunded/ETM)	3,625	3,821,475
North Texas Tollway Authority (North Texas Tollway System) Series 2017A 5.00%, 01/01/2038	3,000	3,255,810
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) 3.625%, 01/01/2035(a)	240	238,793
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2015I 5.25%, 11/15/2035(f) (g)	900	585,000
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group) Series 2018A 5.00%, 07/01/2030-07/01/2031	13,405	17,002,873
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015A 4.00%, 11/15/2020	50	49,847
5.00%, 11/15/2025	1,105	1,081,861

		59,022,061

Virginia – 0.4%
Fairfax County Economic Development Authority (County of Fairfax VA Lease) 5.00%, 08/01/2022-08/01/2034	3,040	3,934,838

	Principal Amount (000)	U.S. $ Value

Washington – 4.4%
Central Puget Sound Regional Transit Authority Series 2012P 5.00%, 02/01/2023-02/01/2025	$7,815	$8,357,073
Chelan County Public Utility District No. 1 Series 2011B 5.50%, 07/01/2025	3,305	3,450,519
City of Seattle WA Water System Revenue Series 2017 5.00%, 08/01/2023	4,020	4,598,719
Port of Seattle WA
5.00%, 04/01/2033-04/01/2034	3,000	3,755,610
Series 2013 5.00%, 07/01/2024	4,820	5,384,133
State of Washington Series 2015R 5.00%, 07/01/2026(b)	13,325	16,023,712

		41,569,766

Wisconsin – 1.7%
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2029(a)	2,535	2,752,539
Wisconsin Department of Transportation
Series 20131 5.00%, 07/01/2023(b)	5,500	6,276,820
5.00%, 07/01/2024 (Pre-refunded/ETM)	2,480	2,822,686
5.00%, 07/01/2024	4,020	4,567,645

		16,419,690

Total Long-Term Municipal Bonds (cost $866,241,980)		918,975,872

Short-Term Municipal Notes – 3.2%
California – 0.9%
City of Los Angeles CA 4.00%, 06/24/2021	7,710	7,975,070

Illinois – 0.0%
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2020	155	155,313

Pennsylvania – 1.2%
School District of Philadelphia (The) Series 2020A 4.00%, 06/30/2021	11,335	11,710,868

Texas – 1.1%
City of Houston TX 3.00%, 06/30/2021	10,200	10,457,142

Total Short-Term Municipal Notes (cost $30,254,485)		30,298,393

Total Municipal Obligations (cost $896,496,465)		949,274,265

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
Non-Agency Fixed Rate – 0.4%
Federal Home Loan Mortgage Corp. 2.65%, 06/15/2036(a)	$	3,870	$4,376,003

Risk Share Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. Series 2013-DN2, Class M2 4.422% (LIBOR 1 Month + 4.25%), 11/25/2023(c)		211	156,285
Series 2014-DN3, Class M3 4.172% (LIBOR 1 Month + 4.00%), 08/25/2024(c)		130	130,218
Series 2014-HQ2, Class M3 3.922% (LIBOR 1 Month + 3.75%), 09/25/2024(c)		250	250,785
Series 2015-HQ1, Class M3 3.972% (LIBOR 1 Month + 3.80%), 03/25/2025(c)		86	86,290
Series 2016-DNA4, Class M3 3.972% (LIBOR 1 Month + 3.80%), 03/25/2029(c)		242	244,347
Series 2017-DNA3, Class M2 2.672% (LIBOR 1 Month + 2.50%), 03/25/2030(c)		270	267,613
Federal National Mortgage Association Series 2014-C03, Class 2M2 3.072% (LIBOR 1 Month + 2.90%), 07/25/2024(c)		218	180,262
Series 2016-C03, Class 2M2 6.072% (LIBOR 1 Month + 5.90%), 10/25/2028(c)		220	224,521
Series 2017-C01, Class 1M2 3.722% (LIBOR 1 Month + 3.55%), 07/25/2029(c)		373	375,437
Series 2017-C03, Class 1M2 3.172% (LIBOR 1 Month + 3.00%), 10/25/2029(c)		500	495,614
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 4.172% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		178	178,050
Series 2017-C02, Class 2M2 3.822% (LIBOR 1 Month + 3.65%), 09/25/2029(c)		173	173,464

			2,762,886

Total Collateralized Mortgage Obligations (cost $6,715,657)			7,138,889

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS – TREASURIES – 0.6%
United States – 0.6%
U.S. Treasury Notes 2.625%, 02/15/2029(b) (cost $4,999,127)	$5,000	$5,900,000

	Shares

SHORT-TERM INVESTMENTS – 5.1%
Investment Companies – 3.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.11%(h) (i) (j) (cost $28,021,952)	28,021,952	28,021,952

	Principal Amount (000)

U.S. Treasury Bills – 2.1%
U.S. Treasury Bill Zero Coupon, 12/17/2020(b) (cost $19,987,457)	$20,000	19,992,444

Total Short-Term Investments (cost $48,009,409)		48,014,396

Total Investments – 106.5% (cost $956,220,658)(k)		1,010,327,550
Other assets less liabilities – (6.5)%		(62,066,861)

Net Assets – 100.0%		$948,260,689

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	7,973	01/15/2025	1.637%	CPI#	Maturity	$(131,713)	$—	$(131,713)
USD	19,310	01/15/2028	1.230%	CPI#	Maturity	484,423	—	484,423
USD	14,770	01/15/2028	0.735%	CPI#	Maturity	988,239	—	988,239
USD	12,000	08/29/2029	1.748%	CPI#	Maturity	(197,776)	—	(197,776)
USD	15,000	12/23/2029	1.979%	CPI#	Maturity	(649,193)	—	(649,193)
USD	4,825	01/15/2030	1.587%	CPI#	Maturity	1,996	—	1,996
USD	4,825	01/15/2030	1.572%	CPI#	Maturity	10,108	—	10,108

						$506,084	$—	$506,084

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	45,150	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$756,224	$—	$756,224
USD	16,360	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	529,855	—	529,855
USD	32,000	09/10/2024	3 Month LIBOR	1.341%	Quarterly/ Semi-Annual	1,632,883	—	1,632,883
USD	11,180	01/15/2025	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	672,190	—	672,190
USD	3,172	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	178,390	—	178,390
USD	7,128	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	422,132	—	422,132
USD	8,235	10/09/2029	3 Month LIBOR	1.473%	Quarterly/ Semi-Annual	773,067	—	773,067
USD	8,235	10/09/2029	3 Month LIBOR	1.470%	Quarterly/ Semi-Annual	770,733	—	770,733

						$5,735,474	$—	$5,735,474

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	69	$(22,407)	$(6,791)	$(15,616)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	598	(194,190)	(75,927)	(118,263)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	40	(12,989)	(4,925)	(8,064)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	38	(12,340)	(3,774)	(8,566)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	471	(152,911)	(46,839)	(106,072)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	708	(229,911)	(68,599)	(161,312)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	1,216	(394,875)	(148,738)	(246,137)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	231	$(75,013)	$(29,207)	$(45,806)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	614	(199,387)	(57,744)	(141,643)

						$(1,294,023)	$(442,544)	$(851,479)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America, N.A.	USD	25,000	09/02/2020	1.548%	CPI#	Maturity	$11,893	$—	$11,893
Bank of America, N.A.	USD	25,000	02/02/2032	2.403%	CPI#	Maturity	(3,201,602)	—	(3,201,602)
Barclays Bank PLC	USD	1,500	08/04/2020	2.308%	CPI#	Maturity	(120,528)	—	(120,528)
Barclays Bank PLC	USD	25,256	09/20/2020	2.263%	CPI#	Maturity	(574,463)	—	(574,463)
Barclays Bank PLC	USD	24,320	10/15/2020	2.208%	CPI#	Maturity	(527,571)	—	(527,571)
Barclays Bank PLC	USD	12,934	10/15/2020	2.210%	CPI#	Maturity	(281,237)	—	(281,237)
Barclays Bank PLC	USD	2,000	11/10/2020	2.500%	CPI#	Maturity	(196,947)	—	(196,947)
Barclays Bank PLC	USD	1,000	05/04/2021	2.845%	CPI#	Maturity	(156,950)	—	(156,950)
Barclays Bank PLC	USD	3,000	05/12/2021	2.815%	CPI#	Maturity	(464,777)	—	(464,777)
Barclays Bank PLC	USD	14,000	04/03/2022	2.663%	CPI#	Maturity	(2,065,490)	—	(2,065,490)
Barclays Bank PLC	USD	16,700	10/05/2022	2.765%	CPI#	Maturity	(2,629,079)	—	(2,629,079)
Barclays Bank PLC	USD	25,000	08/07/2024	2.573%	CPI#	Maturity	(3,475,825)	—	(3,475,825)
Barclays Bank PLC	USD	19,000	05/05/2025	2.125%	CPI#	Maturity	(1,108,763)	—	(1,108,763)
Barclays Bank PLC	USD	5,400	03/06/2027	2.695%	CPI#	Maturity	(1,231,559)	—	(1,231,559)
Barclays Bank PLC	USD	20,000	06/06/2032	2.145%	CPI#	Maturity	(1,558,571)	—	(1,558,571)
Barclays Bank PLC	USD	14,000	09/01/2032	2.128%	CPI#	Maturity	(1,008,232)	—	(1,008,232)
Barclays Bank PLC	USD	22,000	08/29/2033	2.368%	CPI#	Maturity	(2,879,074)	—	(2,879,074)
Citibank, NA	USD	17,690	10/17/2020	2.220%	CPI#	Maturity	(387,878)	—	(387,878)
Citibank, NA	USD	15,600	12/14/2020	1.548%	CPI#	Maturity	81,595	—	81,595
Citibank, NA	USD	35,000	07/03/2021	2.283%	CPI#	Maturity	(1,124,813)	—	(1,124,813)
Citibank, NA	USD	9,000	06/29/2022	2.398%	CPI#	Maturity	(1,076,771)	—	(1,076,771)
Citibank, NA	USD	5,400	07/19/2022	2.400%	CPI#	Maturity	(636,824)	—	(636,824)
Citibank, NA	USD	4,000	08/10/2022	2.550%	CPI#	Maturity	(536,906)	—	(536,906)
Citibank, NA	USD	15,500	12/07/2022	2.748%	CPI#	Maturity	(2,529,541)	—	(2,529,541)
Citibank, NA	USD	47,000	05/24/2023	2.533%	CPI#	Maturity	(6,357,638)	—	(6,357,638)
Citibank, NA	USD	30,000	10/29/2023	2.524%	CPI#	Maturity	(3,894,870)	—	(3,894,870)
Citibank, NA	USD	30,000	09/19/2024	2.070%	CPI#	Maturity	(1,036,992)	—	(1,036,992)
Citibank, NA	USD	25,000	07/03/2025	2.351%	CPI#	Maturity	(1,669,241)	—	(1,669,241)
Citibank, NA	USD	15,800	02/08/2028	2.940%	CPI#	Maturity	(4,422,581)	—	(4,422,581)
Citibank, NA	USD	12,000	11/05/2033	2.273%	CPI#	Maturity	(1,330,043)	—	(1,330,043)
Deutsche Bank AG	USD	11,000	06/20/2021	2.655%	CPI#	Maturity	(1,557,706)	—	(1,557,706)
Deutsche Bank AG	USD	9,800	09/07/2021	2.400%	CPI#	Maturity	(1,102,095)	—	(1,102,095)
Deutsche Bank AG	USD	25,000	09/02/2025	1.880%	CPI#	Maturity	(879,794)	—	(879,794)
JPMorgan Chase Bank, NA	USD	22,064	08/30/2020	2.210%	CPI#	Maturity	(490,964)	—	(490,964)
JPMorgan Chase Bank, NA	USD	19,000	08/17/2022	2.523%	CPI#	Maturity	(2,470,780)	—	(2,470,780)
JPMorgan Chase Bank, NA	USD	1,400	06/30/2026	2.890%	CPI#	Maturity	(381,206)	—	(381,206)
JPMorgan Chase Bank, NA	USD	3,300	07/21/2026	2.935%	CPI#	Maturity	(938,865)	—	(938,865)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	2,400	10/03/2026	2.485%	CPI#	Maturity	$(444,109)	$—	$(444,109)
JPMorgan Chase Bank, NA	USD	5,400	11/14/2026	2.488%	CPI#	Maturity	(1,011,439)	—	(1,011,439)
JPMorgan Chase Bank, NA	USD	4,850	12/23/2026	2.484%	CPI#	Maturity	(895,563)	—	(895,563)
JPMorgan Chase Bank, NA	USD	13,000	03/01/2027	2.279%	CPI#	Maturity	(965,811)	—	(965,811)
JPMorgan Chase Bank, NA	USD	21,350	02/20/2028	2.899%	CPI#	Maturity	(5,769,956)	—	(5,769,956)
JPMorgan Chase Bank, NA	USD	12,000	03/26/2028	2.880%	CPI#	Maturity	(3,180,165)	—	(3,180,165)
JPMorgan Chase Bank, NA	USD	10,000	07/03/2028	2.356%	CPI#	Maturity	(881,138)	—	(881,138)
JPMorgan Chase Bank, NA	USD	25,000	11/05/2028	2.234%	CPI#	Maturity	(1,854,689)	—	(1,854,689)
JPMorgan Chase Bank, NA	USD	18,000	04/17/2030	2.378%	CPI#	Maturity	(1,919,061)	—	(1,919,061)
JPMorgan Chase Bank, NA	USD	24,000	11/17/2032	2.183%	CPI#	Maturity	(2,057,157)	—	(2,057,157)
Morgan Stanley Capital Services LLC	USD	2,000	10/14/2020	2.370%	CPI#	Maturity	(163,767)	—	(163,767)
Morgan Stanley Capital Services LLC	USD	13,000	05/23/2021	2.680%	CPI#	Maturity	(1,820,850)	—	(1,820,850)
Morgan Stanley Capital Services LLC	USD	10,000	04/16/2023	2.690%	CPI#	Maturity	(1,534,611)	—	(1,534,611)
Morgan Stanley Capital Services LLC	USD	5,000	08/15/2026	2.885%	CPI#	Maturity	(1,364,166)	—	(1,364,166)

							$(78,075,170)	$—	$(78,075,170)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	11,075	10/09/2029	1.125%	SIFMA*	Quarterly/ Quarterly	$(732,034)	$—	$(732,034)
Citibank, NA	USD	11,075	10/09/2029	1.120%	SIFMA*	Quarterly/ Quarterly	(726,430)	—	(726,430)

							$(1,458,464)	$—	$(1,458,464)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate market value of these securities amounted to $24,007,747 or 2.6% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2020.
(d)	When-Issued or delayed delivery security.

(e)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2020 and the aggregate market value of this security amounted to $75,000 or 0.01% of net assets.

(f)	Non-income producing security.
(g)	Defaulted.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)

As of July 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $62,872,434 and gross unrealized depreciation of investments was $(82,909,097), resulting in net unrealized depreciation of $(20,036,663).

As of July 31, 2020, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.3% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CDX-CMBX. NA – North American Commercial Mortgage-Backed Index

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SRF – State Revolving Fund

XLCA – XL Capital Assurance Inc.

AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

July 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$918,975,872	$—	$918,975,872
Short-Term Municipal Notes	—	30,298,393	—	30,298,393
Collateralized Mortgage Obligations	—	7,138,889	—	7,138,889
Governments - Treasuries	—	5,900,000	—	5,900,000
Short-Term Investments:
Investments Companies	28,021,952	—	—	28,021,952
U.S. Treasury Bills	—	19,992,444	—	19,992,444
Total Investments in Securities	28,021,952	982,305,598	—	1,010,327,550
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,484,766	—	1,484,766
Centrally Cleared Interest Rate Swaps	—	5,735,474	—	5,735,474
Inflation (CPI) Swaps	—	93,488	—	93,488
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(978,682)	—	(978,682)
Credit Default Swaps	—	(1,294,023)	—	(1,294,023)
Inflation (CPI) Swaps	—	(78,168,658)	—	(78,168,658)
Interest Rate Swaps	—	(1,458,464)	—	(1,458,464)

Total	$28,021,952	$907,719,499	$—	$935,741,451

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2020 is as follows:

Fund	Market Value 10/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,714	$339,293	$314,985	$28,022	$225